FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Interest Rate Risk, Interest Rate Sensitivity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
+0.5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	$ 176,221	$ 274,071	$ 165,787
Equity	176,221	274,071	165,787
-0.5%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss	(176,221)	(274,071)	(165,787)
Equity	$ (176,221)	$ (274,071)	$ (165,787)